Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of related party transactions

	Purchase of good			Amounts owed by related parties
	2022 €’000	2021 €’000	2020 €’000	2022 €’000	2021 €£’000	2020 €’000
BioConnection BV	–	–	296	–	–	–